Condensed Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 573,027	$ 500,879	$ 2,122,353		$ 1,814,254	$ 1,794,894
Operating expenses
Research and development funding expense	2,641	7,639	26,289		83,036	392,609
Provision for changes in expected cash flows from financial royalty assets	292,262	88,012	230,839		(1,019,321)	(57,334)
Amortization of intangible assets	5,671	5,733	23,058		23,924	33,267
General and administrative expenses	43,156	38,065	181,715		103,439	61,906
Other operating expenses			65,053
Total operating expenses, net	343,730	139,449	526,954		(808,922)	430,448
Operating income	229,297	361,430	1,595,399		2,623,176	1,364,446
Other (income)/expense
Equity in (earnings)/loss of non-consolidated affiliates	1,918	9,074	(44,459)		32,517	7,023
Interest expense	37,415	53,584	157,059		268,573	279,956
Realized gain on available for sale debt securities			0		0	(419,481)
Unrealized loss on derivative financial instruments	2,555	33,445	42,076		39,138	(11,923)
(Gain)/loss on equity securities	54,186	153,166	(247,073)		(155,749)	13,939
Unrealized gain on forwards			(18,600)		0	0
Unrealized gain on available for sale debt securities	(9,115)	0
Interest income	(16,598)	(2,858)	(28,379)		(22,329)	(24,441)
Other non-operating(income)/expense, net	(43)	5,923	32,821		(393)	1,518
Total other (income)/expense, net	70,318	252,334	(106,555)		161,757	(153,409)
Consolidated net income before tax	158,979	109,096	1,701,954		2,461,419	1,517,855
Income tax expense	0	0	0		0	0
Consolidated net income	158,979	109,096	1,701,954		2,461,419	1,517,855
Less: Net income attributable to non-controlling interest	(89,860)	(37,856)	(726,914)		(112,884)	(140,126)
Net income attributable to controlling interest	69,119	71,240	975,040		2,348,535	1,377,729
Other comprehensive income/(loss)
Reclassification of loss on interest rate swaps		4,066	4,066		6,189	8,003
Unrealized gain on available for sale debt securities	5,125	52,725	83,120		6,159	(402,502)
Reclassification of unrealized gain on available for sale debt securities	(15,491)		(20,551)
Other comprehensive (loss)/income	(10,366)	56,791	66,635		12,348	(394,499)
Comprehensive income	58,753	128,031	1,041,675		2,360,883	983,230
Less: Other comprehensive income attributable to non-controlling interest	4,881	(9,672)	(12,873)
Comprehensive income attributable to controlling interest	$ 63,634	118,359	$ 1,028,802		2,360,883	983,230
Earnings per Class A ordinary share
Basic	$ 0.18		$ 1.32	[1]
Diluted	$ 0.18		$ 1.32	[1]
Weighted average Class A ordinary shares outstanding
Basic	389,760		375,444	[1]
Diluted	607,148		375,455	[1]
Financial Royalty Assets
Revenues	$ 529,625	462,844	$ 1,959,975		1,648,837	1,524,816
Intangible Royalty Assets
Revenues	36,061	34,983	143,382		145,775	134,118
Royalty Income, Other
Revenues	$ 7,341	$ 3,052	$ 18,996		$ 19,642	$ 135,960

[1]	Represents earnings per Class A ordinary share and weighted average Class A ordinary shares outstanding for the period from June 16, 2020 through December 31, 2020, the period following our initial public offering (see Note 13).